UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Franklin Templeton
Variable Insurance
Products Trust
June 30, 2022

Not FDIC Insured May Lose Value No Bank Guarantee
MASTER CLASS - 5
Franklin Templeton Variable Insurance
Products Trust Semiannual Report
Table of Contents
Important Notes to Performance Information
...........
i
Fund Summaries
Franklin VolSmart Allocation VIP Fund
............
FVA-1
Index Descriptions
..............................
I-1
Shareholder Information
..........................
SI-1

i
Semiannual Report
Important Notes to Performance
Information
Performance data is historical and cannot predict or
guarantee future results. Principal value and investment
return will fluctuate with market conditions, and you may
have a gain or loss when you withdraw your money.
Inception dates of the funds may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
When reviewing the index comparisons, please keep in
mind that indexes have a number of inherent performance
differentials over the funds. First, unlike the funds, which must hold a minimum amount of cash to maintain liquidity,
indexes do not have a cash component. Second, the funds
are actively managed and, thus, are subject to management
fees to cover salaries of securities analysts or portfolio
managers in addition to other expenses. Indexes are
unmanaged and do not include any commissions or other
expenses typically associated with investing in securities.
Third, indexes often contain a different mix of securities
than the fund to which they are compared. Additionally,
please remember that indexes are simply a measure of
performance and cannot be invested in directly.

FVA-1
Semiannual Report
Franklin VolSmart Allocation VIP Fund
This semiannual report for Franklin VolSmart Allocation VIP Fund covers the period ended June 30, 2022 .
Class 5 Performance Summary as of June 30, 2022
The Fund’s Class 5 Shares posted a -14.08% total return* for the six-month period ended June 30, 2022.
*Prior to 5/1/15, the Fund followed different investment strategies, had different subadvisory arrangements, allocated its core portfolio differently, had a different current target volatility goal and made different use of derivative instruments. As a result, the Fund generally held different investments and had a different investment profile. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/23. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
Performance reflects the Fund’s Class 5 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

FVA-2
Semiannual Report
Franklin VolSmart Allocation VIP Fund
Fund Goal and Main Investments
The Fund seeks total return (including income and capital
gains) while seeking to manage volatility. The Fund is
structured as a limited fund-of-funds that seeks to achieve
its investment goal by investing its assets partially in other mutual funds, which include other Franklin Templeton and
Legg Mason mutual funds and exchange-traded funds
(ETFs) and third-party ETFs (underlying funds). Each
underlying fund is allocated to the equity, fixed income, multi-
class or cash asset class based on its predominant asset
class and strategies. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed-income and
money market securities. The Fund also obtains exposure
to certain strategies and investments in its core portfolio by directly investing in the securities and instruments in that strategy.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Generally,
investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stock
prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. There can be no
guarantee that the Fund’s volatility management strategy will be successful; moreover, achieving the Fund’s strategy of
limiting the Fund’s annual volatility does not mean the Fund will achieve a positive or competitive return. Bond prices
generally move in the opposite direction of interest rates.
Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value.
Derivative investments involve costs and can create
economic leverage in the Fund’s portfolio, which may result
in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the
Fund’s initial investment. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform. Because the Fund invests in underlying
funds, and the Fund’s performance is directly related to
the performance of the underlying funds held by it, the
ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goals. The Fund is actively managed but there
is no guarantee that the manager’s investment decisions
will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.
Russia's military invasion of Ukraine in February 2022,
the resulting responses by the United States and other
countries, and the potential for wider conflict could
increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The
United States and other countries have imposed broad-
ranging economic sanctions on Russia and certain Russian
individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other
countries have also imposed economic sanctions on Belarus
and may impose sanctions on other countries that support
Russia's military invasion. These sanctions, as well as any
other economic consequences related to the invasion, such
as additional sanctions, boycotts or changes in consumer
or purchaser preferences or cyberattacks on governments,
companies or individuals, may further decrease the value
and liquidity of certain Russian securities and securities
of issuers in other countries that are subject to economic
sanctions related to the invasion.
*The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund into a broad asset class.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. For comparison, the Fund’s equity
benchmark, the Standard & Poor’s
®
500 Index (S&P 500
®
),
posted a -19.96% total return, while the Fund’s fixed income benchmark, the Bloomberg U.S. Aggregate Bond Index,
posted a -10.35% total return for the period under review.
1
The Fund’s Blended Benchmark, a combination of leading
stock and bond indexes that better reflects the asset
allocation of the Fund’s portfolio, posted a -15.12% total
return for the same period.
2
Portfolio Composition
*
6/30/22
% of Total
Net Assets
Common Stocks 63.5%
Domestic Fixed Income 24.1%
Domestic Hybrid 8.0%
Foreign Equity 1.3%
Short-Term Investments & Other Net Assets 3.1%
1. Source: Morningstar.
2. Source: FactSet. The Fund’s Blended Benchmark was calculated internally and was composed of 60% S&P 500, 30% Bloomberg U.S. Aggregate Bond Index and 10%
Bloomberg 1-3 Month U.S. Treasury Bill Index.
One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin VolSmart Allocation VIP Fund
FVA-3
Semiannual Report
Economic and Market Overview
U.S. equities, as measured by the S&P 500, posted a
-19.96% total return for the six months ended June 30,
2022.
1
Concerns surrounding higher inflation, geopolitical
stability and rising interest rates pressured stocks,
particularly in the second half of the period. Elevated
demand combined with supply chain disruptions led to the
highest inflation since 1981 and borrowing costs increased
from historically low levels. Russia’s invasion of Ukraine
injected further uncertainty into financial markets, provoking significant volatility in commodity and equity prices.
Gross domestic product growth contracted in the first quarter of 2022 amid lower investments in inventories and a growing
trade deficit. Private domestic investment slowed sharply,
while government spending declined in the first quarter.
Rising prices precipitated a notable decline in consumer
confidence, despite high spending levels.
The inflation rate was elevated during the six-month period
amid increased demand and supply chain bottlenecks.
U.S. consumer spending on goods remained strong during
the first half of the period, adding to pressure on the prices of many products. Energy costs also rose, as oil prices
increased significantly, driven by greater global demand
and sanctions on Russia, one of the world’s largest oil
producers. The personal consumption expenditures index,
a measure of inflation, rose dramatically during the period, representing the highest 12-month increase in decades. The
unemployment rate declined from 4.0% in January 2022 to
3.6% in June 2022, but a relative lack of available workers
fueled wage growth, adding to some investors’ inflation
concerns.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate in March 2022 for the first time since 2018. The Fed raised the federal funds
rate again at its subsequent two meetings, accelerating
the rate of increase each time to end the period at a range
of 1.50%–1.75%. The Fed noted in its June 2022 meeting
that inflation remained elevated, as job growth was robust
and the unemployment rate remained low. Furthermore, the
Fed said it will continue to reduce its bond holdings, and it anticipated instituting further interest-rate increases at future meetings.
The U.S. bond market, as measured by the Bloomberg U.S.
Aggregate Bond Index, posted a -10.35% total return for
the six months ended June 30, 2022.
1
High inflation amid
supply chain disruptions and increased consumer spending
led to significantly tighter monetary policy, reducing the value of most bonds. Geopolitical instability disrupted financial
markets following Russia’s invasion of Ukraine, adding to
the uncertainty surrounding the global economy. The yield
curve flattened notably during the period, reflecting investors’
expectations that short-term interest rates would continue to rise, while the outlook for long-term economic growth was
uncertain.
U.S. Treasury (UST) bonds, as measured by the Bloomberg
U.S. Treasury Index, posted a -9.14% total return for the
six-month period.
1
The 10-year UST yield (which moves
inversely to price) grew notably, particularly beginning in
March 2022, amid high inflation and the Fed’s tightening
monetary stance. Mortgage-backed securities (MBS), as
measured by the Bloomberg U.S. MBS Index, posted a
-8.78% total return for the period as mortgage rates rose to the highest level in over a decade.
1
Corporate bond prices also declined overall, constrained by
inflation, rising interest rates and concerns about the impact of higher interest rates on corporate borrowing costs and
the wider economy. Corporate yield spreads, a measure
of the difference in yields between corporate bonds and
similarly-dated USTs, rose, reflecting investors’ increased
risk-aversion preferences. In this environment, high-yield
corporate bonds, as represented by the Bloomberg U.S.
Corporate High Yield Bond Index, posted a -14.19%
total return, and investment-grade corporate bonds, as
represented by the Bloomberg U.S. Corporate Bond Index,
posted a -14.39% total return.
1
Investment Strategy
Under normal market conditions, the Fund seeks to achieve
its investment goal by allocating its assets across certain
asset classes, sectors and strategies in an attempt to
produce a diversified portfolio that will generate returns,
while minimizing the expected volatility of the Fund’s returns
Top 10 Holdings
6/30/22
Issuer
% of Total
Net Assets
a a
Franklin Liberty U.S. Core Bond ETF 15.6%
Western Asset Core Plus Bond Fund, Class IS 8.5%
Franklin Income VIP Fund, Class 1 8.0%
Microsoft Corp. 4.7%
Apple, Inc. 2.2%
UnitedHealth Group, Inc. 1.5%
Texas Instruments, Inc. 1.4%
Raytheon Technologies Corp. 1.3%
iShares Core MSCI EAFE ETF 1.3%
Roper Technologies, Inc. 1.2%

Franklin VolSmart Allocation VIP Fund
FVA-4
Semiannual Report
so that volatility does not exceed a target of 10% per year
(volatility within the 10% target is referred to as “Target
Volatility”). The Fund’s assets are primarily invested in its
“core portfolio,” which is principally composed of various
U.S. equity and fixed income investments and strategies,
including investments in other mutual funds and ETFs that
provide exposure to such investments and strategies.
In addition, the Fund employs a volatility management
strategy, which is designed to manage the expected volatility of the Fund’s returns so that volatility remains within the
Fund’s Target Volatility. Thus, the Fund may utilize certain derivative instruments (primarily futures contracts on
indexes) in an effort to adjust the Fund’s expected volatility to within the Target Volatility. There is no guarantee that the
Fund will stay within its Target Volatility.
Manager’s Discussion
Asset Allocation
The Fund’s cross-asset allocation positioning, in aggregate, detracted from relative performance throughout much of
the period as the portfolio’s equity position remained toward the upper band of its allowable range. The overweight
exposure to equities and underweight to fixed income had a
negative impact amid growing investor concerns over rising
inflation, tightening monetary policy, geopolitical instability and slowing economic growth. However, the Fund’s volatility
hedges served to reduce equity weight and added value
beyond the core equity allocation detraction.
Equities
The Franklin Rising Dividends Strategy, the largest
underlying equity strategy in the Fund, contributed to
performance, due in part to its focus on dividend-paying
equities. The Franklin Smart Beta Equity Strategy also
contributed, as its overweighting to quality and style value factors made positive impacts.
Fixed Income
The Fund’s fixed income exposures detracted from relative
returns. The Franklin Core Bond ETF comprised the bulk of
the fixed income allocation and declined, underperforming its benchmark.
Multi-Asset
A small allocation to the Franklin Income Fund was a
meaningful contributor to relative performance for the period.
The fund’s dividend orientation and exposure to the energy
sector were primary drivers of outperformance.
Hedging
Overall, hedging strategies had a positive impact on
performance as equity markets fell precipitously during the
period. Specifically, the volatility overlay added meaningful value as it was engaged for much of the period, building in
position as a result.
Positioning
There were no portfolio changes during the period.
Derivatives
The Fund holds two hedging strategies: one tail hedge, or
VIX-linked note, and one volatility overlay, which holds S&P
500 Index futures when engaged.
Thank you for your participation in Franklin VolSmart
Allocation VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 5 Fund Expenses
Franklin VolSmart Allocation VIP Fund
FVA-5
Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
5 $1,000 $859.20 $3.68 $1,020.84 $4.00 0.80%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin VolSmart Allocation VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.
FVA-6
a
Period Ended
June 30, 2022
a
Class 1
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................................................................... $13.60
Income from investment operations
b
:
Net investment income
c,d
.......................................................................... 0.35
Net realized and unrealized gains (losses) ............................................................. (0.62)
Total from investment operations ...................................................................... (0.27)
Less distributions from:
Net investment income ............................................................................ (0.25)
Net realized gains ............................................................................... (1.21)
Total distributions ................................................................................. (1.46)
Net asset value, end of period ........................................................................ $11.87
Total return
e
..................................................................................... (1.99)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
....................................................... 0.86%
Expenses net of waiver and payments by affiliates
g,h
....................................................... 0.65%
Net investment income ............................................................................. 5.41%
Supplemental data
Net assets, end of period (000’s) ...................................................................... $4
Portfolio turnover rate .............................................................................. 26.79%
a
For the period May 20, 2022 (effective date) to June 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Based on average daily shares outstanding.
e
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.10% for the period ended June 30, 2022.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin VolSmart Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FVA-7
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.57 $14.55 $12.60 $10.82 $11.67 $10.10
Income from investment operations
a
:
Net investment income
b ,c
............ 0.13 0.26 0.24 0.22 0.21 0.16
Net realized and unrealized gains (losses) (2.31) 2.19 1.86 1.70 (1.02) 1.41
Total from investment operations ........ (2.18) 2.45 2.10 1.92 (0.81) 1.57
Less distributions from:
Net investment income .............. (0.25) (0.64) (0.15) — (0.04) —
Net realized gains ................. (1.21) (0.79) — (0.14) — —
Total distributions ................... (1.46) (1.43) (0.15) (0.14) (0.04) —
Net asset value, end of period .......... $11.93 $15.57 $14.55 $12.60 $10.82 $11.67
Total return
d
....................... (14.01)% 17.62% 16.85% 17.82% (6.93)% 15.54%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.87% 0.88% 0.88% 1.12% 1.10% 1.14%
Expenses net of waiver and payments by
affiliates
f ,g
......................... 0.65% 0.65% 0.65% 0.90% 0.75% 0.73%
Net investment income ............... 1.86% 1.75% 1.85% 1.87% 1.85% 1.44%
Supplemental data
Net assets, end of period (000’s) ........ $32 $48 $45 $39 $33 $36
Portfolio turnover rate ................ 26.79% 41.28% 69.19% 4.99% 6.28% 5.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.10% for the period ended June 30, 2022.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin VolSmart Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FVA-8
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.52 $14.52 $12.59 $10.80 $11.65 $10.07
Income from investment operations
a
:
Net investment income
b,c
............ 0.12 0.23 0.23 0.23 0.22 0.17
Net realized and unrealized gains (losses) (2.30) 2.18 1.86 1.70 (1.01) 1.41
Total from investment operations ........ (2.18) 2.41 2.09 1.93 (0.79) 1.58
Less distributions from:
Net investment income .............. (0.23) (0.62) (0.16) — (0.06) —
Net realized gains ................. (1.21) (0.79) — (0.14) — —
Total distributions ................... (1.44) (1.41) (0.16) (0.14) (0.06) —
Net asset value, end of period .......... $11.90 $15.52 $14.52 $12.59 $10.80 $11.65
Total return
d
....................... (14.08)% 17.36% 16.78% 17.95% (6.85)% 15.69%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.02% 1.03% 1.03% 1.02% 1.00% 1.04%
Expenses net of waiver and payments by
affiliates
f,g
......................... 0.80% 0.80% 0.80% 0.80% 0.65% 0.63%
Net investment income ............... 1.76% 1.57% 1.70% 1.97% 1.95% 1.54%
Supplemental data
Net assets, end of period (000’s) ........ $169,723 $209,784 $195,818 $185,381 $171,173 $188,240
Portfolio turnover rate ................ 26.79% 41.28% 69.19% 4.99% 6.28% 5.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.10% for the period ended June 30, 2022.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2022
Franklin VolSmart Allocation VIP Fund
The accompanying notes are an integral part of these financial statements. Semiannual Report
FVA-9
a a
Shares
a
Value
a
Common Stocks 63.5%
Aerospace & Defense 2.8%
Curtiss-Wright Corp. ................................................. 405 $ 53,484
General Dynamics Corp. .............................................. 5,105 1,129,481
Huntington Ingalls Industries, Inc. ....................................... 271 59,029
L3Harris Technologies, Inc. ............................................ 906 218,980
Lockheed Martin Corp. ............................................... 1,426 613,123
Northrop Grumman Corp. ............................................. 843 403,435
Raytheon Technologies Corp. .......................................... 23,361 2,245,226
4,722,758
Air Freight & Logistics 1.2%
CH Robinson Worldwide, Inc. .......................................... 544 55,145
United Parcel Service, Inc., B .......................................... 10,498 1,916,305
1,971,450
Automobiles 0.4%
a
Tesla, Inc. ......................................................... 1,124 756,924
a
Banks 0.4%
First Horizon Corp. .................................................. 2,682 58,628
JPMorgan Chase & Co. ............................................... 5,990 674,534
733,162
Beverages 1.2%
Coca-Cola Co. (The) ................................................. 14,553 915,529
PepsiCo, Inc. ...................................................... 6,425 1,070,791
1,986,320
Biotechnology 2.0%
AbbVie, Inc. ....................................................... 12,499 1,914,347
Amgen, Inc. ....................................................... 2,880 700,704
a
Regeneron Pharmaceuticals, Inc. ....................................... 562 332,215
a
United Therapeutics Corp. ............................................. 255 60,088
a
Vertex Pharmaceuticals, Inc. ........................................... 1,395 393,097
3,400,451
Building Products 0.9%
a
Builders FirstSource , Inc. ............................................. 977 52,465
Carlisle Cos., Inc. ................................................... 2,844 678,607
Johnson Controls International plc ....................................... 16,147 773,118
Owens Corning ..................................................... 603 44,809
1,548,999
Capital Markets 0.6%
Blackstone, Inc. .................................................... 3,763 343,298
Nasdaq, Inc. ....................................................... 4,225 644,482
987,780
Chemicals 3.3%
Air Products and Chemicals, Inc. ........................................ 5,490 1,320,235
Albemarle Corp. .................................................... 5,130 1,072,067
CF Industries Holdings, Inc. ........................................... 1,037 88,902
Ecolab, Inc. ........................................................ 4,085 628,110
Huntsman Corp. .................................................... 1,576 44,680
Linde plc .......................................................... 6,395 1,838,754
LyondellBasell Industries NV, A ......................................... 1,217 106,439
Mosaic Co. (The) ................................................... 1,668 78,780

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FVA-10
a a
Shares
a
Value
a
Common Stocks
(continued)
Chemicals (continued)
Sherwin-Williams Co. (The) ............................................ 1,600 $ 358,256
5,536,223
Commercial Services & Supplies 0.7%
Cintas Corp. ....................................................... 2,920 1,090,708
Rollins, Inc. ........................................................ 1,649 57,583
1,148,291
Communications Equipment 0.6%
a
Arista Networks, Inc. ................................................. 1,292 121,112
Cisco Systems, Inc. ................................................. 18,548 790,887
Juniper Networks, Inc. ................................................ 1,904 54,264
966,263
Consumer Finance 0.4%
American Express Co. ............................................... 2,661 368,868
Capital One Financial Corp. ........................................... 1,886 196,502
a
Credit Acceptance Corp. .............................................. 100 47,341
Synchrony Financial ................................................. 2,504 69,161
681,872
Containers & Packaging 0.1%
Graphic Packaging Holding Co. ......................................... 2,589 53,075
Packaging Corp. of America ........................................... 489 67,237
Sealed Air Corp. .................................................... 945 54,545
174,857
Distributors 0.0%
†
Genuine Parts Co. .................................................. 621 82,593
Diversified Consumer Services 0.1%
a
Grand Canyon Education, Inc. .......................................... 656 61,789
H&R Block, Inc. ..................................................... 1,848 65,271
Service Corp. International ............................................ 954 65,940
193,000
Diversified Financial Services 0.4%
a
Berkshire Hathaway, Inc., B ............................................ 2,593 707,941
a
Diversified Telecommunication Services 0.8%
AT&T, Inc. ......................................................... 20,111 421,527
Lumen Technologies, Inc. ............................................. 5,764 62,885
Verizon Communications, Inc. .......................................... 17,040 864,780
1,349,192
Electric Utilities 0.2%
Exelon Corp. ....................................................... 4,837 219,213
NRG Energy, Inc. ................................................... 1,599 61,034
OGE Energy Corp. .................................................. 1,370 52,827
333,074
Electrical Equipment 0.2%
nVent Electric plc ................................................... 11,620 364,055
Electronic Equipment, Instruments & Components 0.2%
Amphenol Corp., A .................................................. 2,510 161,594
a
Arrow Electronics, Inc. ............................................... 475 53,243
Avnet, Inc. ........................................................ 1,181 50,641

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FVA-11
a a
Shares
a
Value
a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
Corning, Inc. ....................................................... 3,519 $ 110,883
Jabil, Inc. ......................................................... 962 49,264
425,625
Entertainment 0.0%
†
World Wrestling Entertainment, Inc., A .................................... 852 53,241
Equity Real Estate Investment Trusts (REITs) 0.7%
American Campus Communities, Inc. .................................... 881 56,798
Cousins Properties, Inc. .............................................. 1,664 48,639
EPR Properties ..................................................... 1,114 52,280
Extra Space Storage, Inc. ............................................. 553 94,076
Gaming and Leisure Properties, Inc. ..................................... 1,236 56,683
Kimco Realty Corp. .................................................. 2,933 57,985
Life Storage, Inc. .................................................... 495 55,272
Medical Properties Trust, Inc. .......................................... 3,075 46,955
National Retail Properties, Inc. ......................................... 1,282 55,126
Omega Healthcare Investors, Inc. ....................................... 1,933 54,491
Public Storage ..................................................... 803 251,074
Realty Income Corp. ................................................. 1,501 102,458
Rexford Industrial Realty, Inc. .......................................... 918 52,868
SL Green Realty Corp. ............................................... 951 43,889
VICI Properties, Inc. ................................................. 3,839 114,364
WP Carey, Inc. ..................................................... 952 78,883
1,221,841
Food & Staples Retailing 1.1%
Costco Wholesale Corp. .............................................. 1,889 905,360
Kroger Co. (The) .................................................... 1,635 77,384
Walgreens Boots Alliance, Inc. ......................................... 3,230 122,417
Walmart, Inc. ...................................................... 5,910 718,538
1,823,699
Food Products 1.1%
Archer-Daniels-Midland Co. ........................................... 2,937 227,911
Bunge Ltd. ........................................................ 643 58,314
General Mills, Inc. ................................................... 2,600 196,170
Hershey Co. (The) .................................................. 689 148,245
McCormick & Co., Inc. ............................................... 10,020 834,165
Mondelez International, Inc., A .......................................... 4,200 260,778
Tyson Foods, Inc., A ................................................. 1,354 116,525
1,842,108
Gas Utilities 0.0%
†
National Fuel Gas Co. ................................................ 782 51,651
Health Care Equipment & Supplies 3.5%
Abbott Laboratories .................................................. 10,510 1,141,912
Becton Dickinson and Co. ............................................. 6,931 1,708,699
a
Edwards Lifesciences Corp. ........................................... 2,769 263,304
a
Hologic , Inc. ....................................................... 776 53,777
Medtronic plc ...................................................... 12,900 1,157,775
STERIS plc ........................................................ 400 82,460
Stryker Corp. ...................................................... 7,965 1,584,477
5,992,404
Health Care Providers & Services 3.1%
AmerisourceBergen Corp. ............................................. 697 98,612

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FVA-12
a a
Shares
a
Value
a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Cardinal Health, Inc. ................................................. 1,222 $ 63,874
a
Centene Corp. ..................................................... 2,577 218,040
Chemed Corp. ..................................................... 118 55,388
Cigna Corp. ....................................................... 1,539 405,557
CVS Health Corp. ................................................... 8,997 833,662
Elevance Health, Inc. ................................................ 1,257 606,603
HCA Healthcare, Inc. ................................................. 1,069 179,656
a
Henry Schein, Inc. ................................................... 731 56,097
a
Molina Healthcare, Inc. ............................................... 245 68,504
Premier, Inc., A ..................................................... 1,574 56,160
Quest Diagnostics, Inc. ............................................... 572 76,065
UnitedHealth Group, Inc. .............................................. 4,846 2,489,051
5,207,269
Hotels, Restaurants & Leisure 1.4%
Choice Hotels International, Inc. ........................................ 459 51,238
McDonald's Corp. ................................................... 7,703 1,901,717
Starbucks Corp. .................................................... 3,000 229,170
Yum! Brands, Inc. ................................................... 1,380 156,644
2,338,769
Household Durables 0.3%
DR Horton, Inc. ..................................................... 1,443 95,512
Lennar Corp., A ..................................................... 1,151 81,226
a
NVR, Inc. ......................................................... 14 56,058
PulteGroup, Inc. .................................................... 1,284 50,885
Tempur Sealy International, Inc. ........................................ 2,292 48,980
Toll Brothers, Inc. ................................................... 1,148 51,201
Whirlpool Corp. ..................................................... 322 49,868
433,730
Household Products 1.0%
Colgate-Palmolive Co. ............................................... 8,370 670,772
Procter & Gamble Co. (The) ........................................... 6,765 972,739
1,643,511
Industrial Conglomerates 0.7%
Honeywell International, Inc. ........................................... 6,980 1,213,194
Insurance 0.8%
American International Group, Inc. ...................................... 1,941 99,243
Assured Guaranty Ltd. ............................................... 990 55,232
Axis Capital Holdings Ltd. ............................................. 989 56,462
Chubb Ltd. ........................................................ 1,039 204,247
Erie Indemnity Co., A ................................................. 2,190 420,896
Loews Corp. ....................................................... 881 52,208
Old Republic International Corp. ........................................ 2,425 54,223
Progressive Corp. (The) .............................................. 1,457 169,405
Travelers Cos., Inc. (The) ............................................. 563 95,220
Unum Group ....................................................... 1,775 60,386
W R Berkley Corp. .................................................. 796 54,335
1,321,857
Interactive Media & Services 1.3%
a
Alphabet, Inc., A .................................................... 448 976,309
a
Alphabet, Inc., C .................................................... 407 890,292

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FVA-13
a a
Shares
a
Value
a
Common Stocks
(continued)
Interactive Media & Services (continued)
a
Meta Platforms, Inc., A ............................................... 2,685 $ 432,956
2,299,557
Internet & Direct Marketing Retail 0.6%
a
Amazon.com, Inc. ................................................... 9,138 970,547
a
IT Services 3.0%
Accenture plc, A .................................................... 6,995 1,942,162
Amdocs Ltd. ....................................................... 802 66,815
Cognizant Technology Solutions Corp., A .................................. 2,619 176,756
International Business Machines Corp. ................................... 4,399 621,095
Jack Henry & Associates, Inc. .......................................... 310 55,806
Mastercard , Inc., A .................................................. 2,178 687,115
Paychex, Inc. ...................................................... 1,620 184,469
Switch, Inc., A ...................................................... 1,700 56,950
Visa, Inc., A ........................................................ 6,725 1,324,085
Western Union Co. (The) .............................................. 3,191 52,556
5,167,809
Leisure Products 0.0%
†
a
Mattel, Inc. ........................................................ 2,312 51,627
a
Life Sciences Tools & Services 0.8%
Danaher Corp. ..................................................... 600 152,112
West Pharmaceutical Services, Inc. ...................................... 3,810 1,152,030
1,304,142
Machinery 1.0%
Allison Transmission Holdings, Inc. ...................................... 1,408 54,138
Crane Holdings Co. .................................................. 606 53,061
Donaldson Co., Inc. ................................................. 6,205 298,709
Dover Corp. ....................................................... 6,194 751,456
PACCAR, Inc. ...................................................... 1,575 129,686
Pentair plc ........................................................ 9,950 455,411
1,742,461
Media 0.1%
Interpublic Group of Cos., Inc. (The) ..................................... 1,954 53,794
Nexstar Media Group, Inc., A ........................................... 324 52,773
Omnicom Group, Inc. ................................................ 1,046 66,536
173,103
Metals & Mining 0.2%
a
Cleveland-Cliffs, Inc. ................................................. 2,997 46,064
Nucor Corp. ....................................................... 1,305 136,255
Reliance Steel & Aluminum Co. ......................................... 316 53,676
Steel Dynamics, Inc. ................................................. 983 65,025
United States Steel Corp. ............................................. 2,394 42,877
343,897
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
New Residential Investment Corp. ....................................... 5,086 47,401
Multiline Retail 0.8%
a
Dollar Tree, Inc. .................................................... 1,021 159,123
Kohl's Corp. ....................................................... 1,519 54,213
Macy's, Inc. ........................................................ 2,628 48,145

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FVA-14
a a
Shares
a
Value
a
Common Stocks
(continued)
Multiline Retail (continued)
Target Corp. ....................................................... 7,270 $ 1,026,742
1,288,223
Multi-Utilities 0.1%
Consolidated Edison, Inc. ............................................. 1,610 153,111
NiSource, Inc. ...................................................... 2,001 59,009
212,120
Oil, Gas & Consumable Fuels 3.0%
APA Corp. ......................................................... 1,674 58,423
Chevron Corp. ..................................................... 10,959 1,586,644
ConocoPhillips ..................................................... 6,428 577,299
Continental Resources, Inc. ........................................... 812 53,064
Coterra Energy, Inc. ................................................. 3,365 86,783
Devon Energy Corp. ................................................. 2,731 150,506
Diamondback Energy, Inc. ............................................. 748 90,620
EOG Resources, Inc. ................................................ 7,518 830,288
Exxon Mobil Corp. ................................................... 14,372 1,230,818
PDC Energy, Inc. ................................................... 658 40,539
Pioneer Natural Resources Co. ......................................... 1,110 247,619
Valero Energy Corp. ................................................. 872 92,676
5,045,279
Paper & Forest Products 0.0%
†
Louisiana-Pacific Corp. ............................................... 854 44,758
Pharmaceuticals 3.7%
Bristol-Myers Squibb Co. .............................................. 10,734 826,518
Eli Lilly & Co. ...................................................... 3,059 991,820
Johnson & Johnson ................................................. 10,881 1,931,486
Merck & Co., Inc. ................................................... 9,803 893,739
Organon & Co. ..................................................... 1,592 53,730
Pfizer, Inc. ......................................................... 30,425 1,595,183
6,292,476
Professional Services 0.2%
a
CACI International, Inc., A ............................................. 207 58,329
a
FTI Consulting, Inc. .................................................. 353 63,840
Leidos Holdings, Inc. ................................................. 689 69,389
Robert Half International, Inc. .......................................... 655 49,053
Science Applications International Corp. .................................. 681 63,401
304,012
Road & Rail 0.8%
a
Avis Budget Group, Inc. .............................................. 319 46,919
JB Hunt Transport Services, Inc. ........................................ 2,545 400,761
Knight-Swift Transportation Holdings, Inc. ................................. 1,204 55,733
Norfolk Southern Corp. ............................................... 3,260 740,966
Ryder System, Inc. .................................................. 716 50,879
Schneider National, Inc., B ............................................ 2,401 53,734
1,348,992
Semiconductors & Semiconductor Equipment 5.2%
a
Advanced Micro Devices, Inc. .......................................... 8,137 622,236
Analog Devices, Inc. ................................................. 11,724 1,712,759
Applied Materials, Inc. ................................................ 4,106 373,564
Broadcom, Inc. ..................................................... 1,564 759,807
a
Cirrus Logic, Inc. .................................................... 701 50,851

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FVA-15
a a
Shares
a
Value
a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Intel Corp. ......................................................... 19,411 $ 726,165
KLA Corp. ......................................................... 766 244,415
Lam Research Corp. ................................................. 635 270,605
Micron Technology, Inc. ............................................... 5,301 293,039
NVIDIA Corp. ...................................................... 3,684 558,458
a
ON Semiconductor Corp. ............................................. 2,138 107,563
QUALCOMM, Inc. ................................................... 5,390 688,519
Texas Instruments, Inc. ............................................... 15,324 2,354,533
8,762,514
Software 6.3%
a
Aspen Technology, Inc. ............................................... 304 55,839
a
Cadence Design Systems, Inc. ......................................... 691 103,671
CDK Global, Inc. .................................................... 1,052 57,618
a
Fortinet, Inc. ....................................................... 3,295 186,431
Microsoft Corp. ..................................................... 30,824 7,916,528
a
Palo Alto Networks, Inc. .............................................. 447 220,791
Roper Technologies, Inc. .............................................. 5,165 2,038,367
a
Synopsys, Inc. ..................................................... 377 114,495
10,693,740
Specialty Retail 1.9%
Advance Auto Parts, Inc. .............................................. 310 53,658
a
AutoNation, Inc. .................................................... 483 53,980
a
AutoZone, Inc. ..................................................... 114 245,000
Best Buy Co., Inc. ................................................... 1,001 65,255
Dick's Sporting Goods, Inc. ............................................ 772 58,186
Lithia Motors, Inc., A ................................................. 192 52,763
Lowe's Cos., Inc. .................................................... 9,628 1,681,723
a
O'Reilly Automotive, Inc. .............................................. 343 216,694
Penske Automotive Group, Inc. ......................................... 500 52,345
Ross Stores, Inc. ................................................... 9,100 639,093
a
Ulta Beauty, Inc. .................................................... 144 55,509
Williams-Sonoma, Inc. ............................................... 478 53,034
3,227,240
Technology Hardware, Storage & Peripherals 2.5%
Apple, Inc. ........................................................ 27,682 3,784,683
Dell Technologies, Inc., C ............................................. 1,496 69,130
Hewlett Packard Enterprise Co. ......................................... 7,210 95,605
HP, Inc. ........................................................... 6,286 206,055
NetApp, Inc. ....................................................... 1,099 71,699
4,227,172
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc., B ....................................................... 9,515 972,433
Ralph Lauren Corp. .................................................. 589 52,804
Tapestry, Inc. ...................................................... 1,723 52,586
1,077,823
Tobacco 0.7%
Altria Group, Inc. .................................................... 10,522 439,504
Philip Morris International, Inc. ......................................... 7,773 767,506
1,207,010
Trading Companies & Distributors 0.5%
MSC Industrial Direct Co., Inc., A ........................................ 695 52,201

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FVA-16
a a
Shares
a
Value
a
Common Stocks
(continued)
Trading Companies & Distributors (continued)
WW Grainger, Inc. ................................................... 1,639 $ 744,811
797,012
Total Common Stocks (Cost $79,123,679) ......................................
107,843,019
a
Investments In Underlying Funds and Exchange Traded Funds
33.4%
Domestic Fixed Income 24.1%
b
Franklin Liberty U.S. Core Bond ETF ..................................... 1,200,150 26,565,320
b
Western Asset Core Plus Bond Fund, Class IS ............................. 1,455,148 14,376,858
40,942,178
Domestic Hybrid 8.0%
b
Franklin Income VIP Fund, Class 1 ...................................... 902,748 13,550,251
Foreign Equity 1.3%
iShares Core MSCI EAFE ETF ......................................... 36,862 2,169,329
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$65,468,411) ................................................................
56,661,758
Total Long Term Investments (Cost $144,592,090) ...............................
164,504,777
a
a a a a
Short Term Investments 1.8%
a
Money Market Funds 1.8%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .................. 3,091,649 3,091,649
Total Money Market Funds (Cost $3,091,649) ...................................
3,091,649
Total Short Term Investments (Cost $3,091,649 ) .................................
3,091,649
a
Total Investments (Cost $147,683,739) 98.7% ...................................
$167,596,426
Other Assets, less Liabilities 1.3% .............................................
2,162,826
Net Assets 100.0% ...........................................................
$169,759,252
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3(e) regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FVA-17
At June 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(c).
At June 30, 2022, the Fund had the following total return swap contracts outstanding. See Note 1(c).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Short 224 $ 42,442,400 9/16/22 $ (668,458)
Total Futures Contracts ...................................................................... $(668,458)
*
As of period end.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
Dynamic VIX Backwardation (BEFSDVB1 Index) .. — Monthly BZWS 8/30/22 4,000,000 $ (599)
Total Return Swap Contracts .................................................................... $(599)
*
In U.S. dollars unless otherwise indicated.
See Note 9 regarding other derivative information.
See Abbreviations on page FVA- 30 .

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FVA-18
Franklin
VolSmart
Allocation VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $81,900,678
Cost - Non-controlled affiliates (Note 3e) ........................................................ 65,783,061
Value - Unaffiliated issuers .................................................................. $110,012,348
Value - Non-controlled affiliates (Note 3e) ....................................................... 57,584,078
Receivables:
Investment securities sold ................................................................... 7,265,085
Capital shares sold ........................................................................ 5,683
Dividends ............................................................................... 141,906
Affiliates ................................................................................ 26,797
Deposits with brokers for:
Futures contracts ........................................................................ 2,352,000
Variation margin on futures contracts ........................................................... 355,600
Total assets .......................................................................... 177,743,497
Liabilities:
Payables:
Investment securities purchased .............................................................. 7,713,728
Capital shares redeemed ................................................................... 56,467
Management fees ......................................................................... 108,212
Distribution fees .......................................................................... 21,348
Trustees' fees and expenses ................................................................. 550
Unrealized depreciation on OTC swap contracts .................................................... 599
Accrued expenses and other liabilities ........................................................... 83,341
Total liabilities ......................................................................... 7,984,245
Net assets, at value ................................................................. $169,759,252
Net assets consist of:
Paid-in capital ............................................................................. $135,840,783
Total distributable earnings (losses) ............................................................. 33,918,469
Net assets, at value ................................................................. $169,759,252
Franklin
VolSmart
Allocation VIP
Fund
Class 1:
Net assets, at value ....................................................................... $4,365
Shares outstanding ........................................................................ 368
Net asset value and maximum offering price per share ............................................. $11.87
Class 2:
Net assets, at value ....................................................................... $32,146
Shares outstanding ........................................................................ 2,695
Net asset value and maximum offering price per share ............................................. $11.93
Class 5:
Net assets, at value ....................................................................... $169,722,741
Shares outstanding ........................................................................ 14,266,744
Net asset value and maximum offering price per share ............................................. $11.90

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2022 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FVA-19
Franklin
VolSmart
Allocation VIP
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $1,198,897
Non-controlled affiliates (Note 3e) ............................................................. 1,190,858
Interest:
Unaffiliated issuers ........................................................................ 1,279
Total investment income ................................................................... 2,391,034
Expenses:
Management fees (Note 3 a ) ................................................................... 747,155
Distribution fees: (Note 3c )
    Class 5 ................................................................................ 140,059
Custodian fees (Note 4 ) ...................................................................... 2,804
Reports to shareholders fees .................................................................. 8,191
Professional fees ........................................................................... 48,106
Trustees' fees and expenses .................................................................. 1,446
Other .................................................................................... 7,842
Total expenses ......................................................................... 955,603
Expense reductions (Note 4 ) ............................................................... (331)
Expenses waived/paid by affiliates (Note 3e and 3f) .............................................. (209,793)
Net expenses ......................................................................... 745,479
Net investment income ................................................................ 1,645,555
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 9,213,960
Non-controlled affiliates (Note 3e) ........................................................... 115,320
Futures contracts ......................................................................... 3,747,123
Swap contracts ........................................................................... 27,368
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3e) ........................................................... 265,359
Net realized gain (loss) .................................................................. 13,369,130
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (35,064,519)
Non-controlled affiliates (Note 3e) ........................................................... (8,252,801)
Futures contracts ......................................................................... (668,458)
Swap contracts ........................................................................... (566)
Net change in unrealized appreciation (depreciation) ............................................ (43,986,344)
Net realized and unrealized gain (loss) ............................................................ (30,617,214)
Net increase (decrease) in net assets resulting from operations .......................................... $(28,971,659)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
Semiannual Report The accompanying notes are an integral part of these financial statements.
FVA-20
Franklin VolSmart Allocation VIP Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,645,555 $3,214,793
Net realized gain (loss) ................................................. 13,369,130 15,665,750
Net change in unrealized appreciation (depreciation) ........................... (43,986,344) 13,859,014
Net increase (decrease) in net assets resulting from operations ................ (28,971,659) 32,739,557
Distributions to shareholders:
Class 1 ............................................................. (536) —
Class 2 ............................................................. (3,925) (4,360)
Class 5 ............................................................. (18,414,714) (18,228,062)
Total distributions to shareholders .......................................... (18,419,175) (18,232,422)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 5,000 —
Class 2 ............................................................. (5,000) —
Class 5 ............................................................. 7,318,364 (537,826)
Total capital share transactions ............................................ 7,318,364 (537,826)
Net increase (decrease) in net assets ................................... (40,072,470) 13,969,309
Net assets:
Beginning of period ..................................................... 209,831,722 195,862,413
End of period .......................................................... $169,759,252 $209,831,722

Franklin Templeton Variable Insurance Products Trust
FVA-21
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin VolSmart Allocation VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Franklin VolSmart Allocation VIP Fund (Fund) is included in
this report. The Fund invests a large percentage of its assets in mutual funds (Underlying Funds) and exchange traded
funds (ETFs), including affiliated funds managed by Franklin
Templeton (FT Underlying Funds). Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. At June 30, 2022, 98.2% of the
Fund's shares were held through one insurance company.
Investment activities of these insurance company separate
accounts could have a material impact on the Fund. The
Fund offers three classes of shares: Class 1, Class 2 and
Class 5. Effective May 20, 2022, the Fund began offering
a new class of shares, Class 1. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FVA-22
Semiannual Report
Franklin VolSmart Allocation VIP Fund
(continued)
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FVA-23
Semiannual Report
Franklin VolSmart Allocation VIP Fund
(continued)
the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At June 30, 2022, the Fund had OTC
derivatives in a net liability position of $599.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of the agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
and equity price risk. A futures contract is an agreement
between the Fund and a counterparty to buy or sell an asset
at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value
is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to credit and
market risk of an underlying instrument such as a stock,
bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty
to exchange a return linked to an underlying instrument for
a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as
realized gain or loss.
See Note 9 regarding other derivative information.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FVA-24
Semiannual Report
Franklin VolSmart Allocation VIP Fund
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Fund indirectly bears its proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Fund may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Fund will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FVA-25
Semiannual Report
Franklin VolSmart Allocation VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3.Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, directors and/or trustees of certain of the Underlying Funds and of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers of 0.80% per year of the average daily net assets of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Six Months Ended
June 30, 2022
a
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 368 $5,000 — $—
Net increase (decrease) .......................... 368 $5,000 — $—
Class 2 Shares:
Shares redeemed ............................... (366) $(5,000) — $—
Net increase (decrease) .......................... (366) $(5,000) — $—
Class 5 Shares:
Shares sold ................................... 469,984 $6,756,536 1,228,354 $18,215,053
Shares issued in reinvestment of distributions .......... 1,550,060 18,414,714 1,272,021 18,228,062
Shares redeemed ............................... (1,269,459) (17,852,886) (2,466,397) (36,980,941)
Net increase (decrease) .......................... 750,585 $7,318,364 33,978 $(537,826)
a
For the period May 20, 2022 (effective date) to June 30, 2022 for Class 1.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FVA-26
Semiannual Report
Franklin VolSmart Allocation VIP Fund
(continued)
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 5 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% and 0.15% per year of its average daily net assets of Class 2 and Class
5, respectively. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Underlying Funds
The Fund invests in Underlying Funds which are managed by affiliates of the Fund’s administrative manager, Franklin
Templeton Services, LLC. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Fund does not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the Underlying Funds, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Underlying Funds.
Investments in Underlying Funds for the period ended June 30, 2022, were as follows:
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65%, based on the average net assets of each class until April 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin VolSmart Allocation VIP Fund
Non-Controlled Affiliates
Franklin Income VIP Fund, Class 1 $ 16,987,187 $ 961,317 $ (2,311,000) $ 115,320 $ (2,202,573) $ 13,550,251 902,748 $ 961,317
a
Franklin Liberty U.S. Core Bond
ETF .................... 25,689,597 3,976,251 — — (3,100,528) 26,565,320 1,200,150 284,141
Institutional Fiduciary Trust - Money
Market Portfolio, 0.895% ...... 4,067,757 26,837,772 (27,813,880) — — 3,091,649 3,091,649 3,342
Western Asset Core Plus Bond
Fund, Class IS ............ 17,152,572 173,986 — — (2,949,700) 14,376,858 1,455,148 207,417
Total Non-Controlled Affiliates $63,897,113 $31,949,326 $(30,124,880) $115,320 $(8,252,801) $57,584,078 $1,456,217
Total Affiliated Securities .... $63,897,113 $31,949,326 $(30,124,880) $115,320 $(8,252,801) $57,584,078 $1,456,217
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in Statement of Operations.
3.Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FVA-27
Semiannual Report
Franklin VolSmart Allocation VIP Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2022, aggregated
$49,214,308 and $57,306,025, respectively.
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Cost of investments .......................................................................... $147,809,413
Unrealized appreciation ........................................................................ $33,425,544
Unrealized depreciation ........................................................................ (14,307,588)
Net unrealized appreciation (depreciation) .......................................................... $19,117,956

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FVA-28
Semiannual Report
Franklin VolSmart Allocation VIP Fund
(continued)
9. Other Derivative Information
At June 30, 2022, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2022, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2022, the average month end notional amount of futures contracts and swap contracts represented $17,999,695 and $4,742,857, respectively.
See Note 1(c) regarding derivative financial instruments.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin VolSmart Allocation VIP Fund
Equity contracts ...........
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 668,458
a
Unrealized appreciation on OTC
swap contracts
— Unrealized depreciation on OTC
swap contracts
599
Total .................... $— $669,057
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin VolSmart Allocation VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity Contracts ..............
Futures contracts $3,747,123 Futures contracts $(668,458)
Swap contracts 27,368 Swap contracts (566)
Total ....................... $3,774,491 $(669,024)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FVA-29
Semiannual Report
Franklin VolSmart Allocation VIP Fund
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2022, the Fund did not use the
Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
12. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin VolSmart Allocation VIP Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ $ 107,843,019 $ — $ — $ 107,843,019
Management Investment Companies ......... 56,661,758 — — 56,661,758
Short Term Investments ................... 3,091,649 — — 3,091,649
Total Investments in Securities ........... $167,596,426 $— $— $167,596,426
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $ 668,458 $ — $ — $ 668,458
Swap contracts .......................... — 599 — 599
Total Other Financial Instruments ......... $668,458 $599 $— $669,057
a
For detailed categories, see the accompanying Schedule of Investments.
10. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FVA-30
Semiannual Report
Franklin VolSmart Allocation VIP Fund
(continued)
Abbreviations
Counterparty
BZWS
Barclays Bank plc
Selected Portfolio
ETF
Exchange-Traded Fund
REIT
Real Estate Investment Trust
VIX
Market Volatility Index

Franklin Templeton Variable Insurance Products Trust
Index Descriptions
I-1
Semiannual Report
The indexes are unmanaged and include reinvestment of
any income or distributions. They do not reflect any fees,
expenses or sales charges. One cannot invest directly in
an index, and an index is not representative of the Fund’s
portfolio. Net Returns (NR) include income net of tax
withholding when dividends are paid.
For Russell Indexes: Frank Russell Company is the source
and owner of the trademarks, service marks and copyrights
related to the Russell Indexes. Russell
®
is a trademark of
Frank Russell Company.
See www.franklintempletondatasources.com for additional
data provider information.
Bloomberg 1-3 Month U.S. Treasury Bill Index measures
the performance of U.S. Treasury bills that have a remaining maturity of greater than or equal to one month and less than three months. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
Bloomberg U.S. Aggregate Bond Index measures
the performance of the investment-grade, U.S. dollar-
denominated, fixed-rate taxable bond market. The index
includes Treasuries, government-related and corporate
securities, mortgage-backed securities (agency fixed-
rate and hybrid adjustable-rate mortgage pass-throughs),
asset-backed securities and commercial mortgage-backed
securities (agency and nonagency).
Bloomberg U.S. Corporate Bond Index measures the
performance of the investment-grade, fixed-rate, taxable
corporate bond market. It includes U.S. dollar-denominated
securities publicly issued by U.S. and non-U.S. industrial,
utility and financial issuers.
Bloomberg U.S. Corporate High Yield Bond Index
measures the performance of the U.S. dollar-denominated,
high-yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and Standard & Poor’s is Ba1/BB+/BB+ or below. Bonds
from issuers with an emerging markets (EM) country of risk,
based on Bloomberg EM country definition, are excluded.
Bloomberg U.S. Government - Intermediate Index
is the intermediate component of the Bloomberg U.S.
Government Index, which includes U.S. dollar-denominated,
fixed-rate, nominal U.S. Treasuries and U.S. agency
debentures (securities issued by U.S. government-owned
or government-sponsored entities, and debt explicitly
guaranteed by the U.S. government).
Bloomberg U.S. High Yield Very Liquid Index is a
component of the U.S. Corporate High Yield Index that is
designed to track a more liquid component of the U.S. dollar-
denominated, high-yield, fixed-rate corporate bond market.
Bloomberg U.S. Mortgage-Backed Securities (MBS)
Index tracks the performance of fixed-rate agency mortgage-
backed pass-through securities guaranteed by Ginnie Mae
(GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).
Effective June 1, 2017, hybrid adjustable-rate mortgages
were removed from the index.
Bloomberg U.S. Treasury Index measures the
performance of U.S. dollar-denominated, fixed-rate, nominal
debt issued by the U.S. Treasury with at least one year until final maturity. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
FTSE
®
EPRA
®
/NAREIT
®
Developed Index is a free float-
adjusted index designed to measure the performance of
publicly traded real estate securities in the North American,
European and Asian real estate markets.
FTSE World Government Bond Index measures the
performance of fixed-rate, local currency, investment-grade
sovereign bonds and is stated in U.S. dollar terms.
J.P. Morgan (JPM) Global Government Bond Index
(GGBI) tracks total returns for liquid, fixed-rate, domestic government bonds with maturities greater than one year
issued by developed countries globally.
MSCI All Country Asia Index-NR is a free float-adjusted,
market capitalization-weighted index designed to measure
the equity market performance of developed and emerging
markets in Asia.
MSCI All Country World Index (ACWI)-NR is a free float-
adjusted, market capitalization-weighted index designed to
measure the equity market performance of global developed
and emerging markets.

Franklin Templeton Variable Insurance Products Trust
Index Descriptions
I-2
Semiannual Report
MSCI All Country World Index (ACWI) ex USA Index-NR
is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of
global developed and emerging markets, excluding the U.S.
MSCI Emerging Markets (EM) Index-NR is a free float-
adjusted, market capitalization-weighted index designed to
measure the equity market performance of global emerging
markets.
MSCI Europe Index-NR is a free float-adjusted, market
capitalization-weighted index designed to measure the equity market performance of developed markets in Europe.
MSCI USA High Dividend Yield Index is based on the
MSCI USA Index, its parent index, and includes large- and
mid-capitalization stocks. The index is designed to reflect the performance of equities in the parent index (excluding real
estate investment trusts) with higher dividend income and
quality characteristics than average dividend yields that are both sustainable and persistent.
MSCI USA Index is designed to measure the performance
of the large- and mid-capitalization segments of the
U.S. market. With 627 constituents, the index covers
approximately 85% of the free float adjusted market
capitalization in the U.S.
MSCI World ex USA Index-NR is a free float-adjusted,
market capitalization-weighted index designed to measure
the equity market performance of global developed markets,
excluding the U.S.
MSCI World Value Index-NR is a free float-adjusted,
market capitalization-weighted index designed to measure
the performance of stocks exhibiting overall value style
characteristics in global developed markets.
Russell 1000
®
Growth Index is market capitalization
weighted and measures the performance of those Russell
1000
®
Index companies with relatively higher price-to-book
ratios and higher forecasted growth rates.
Russell 1000
®
Index is market capitalization weighted
and measures the performance of the approximately
1,000 largest companies in the Russell 3000
®
Index,
which represents the majority of the U.S. market’s total
capitalization.
Russell 1000
®
Value Index is market capitalization weighted
and measures the performance of those Russell 1000
®
Index
companies with relatively lower price-to-book ratios and
lower forecasted growth rates.
Russell 2000
®
Index is market capitalization weighted
and measures the performance of the approximately
2,000 smallest companies in the Russell 3000
®
Index that
represent a small amount of the total market capitalization of the Russell 3000
®
Index.
Russell 2000
®
Value Index is market capitalization weighted
and measures the performance of those Russell 2000
®
Index
companies with relatively lower price-to-book ratios and
lower forecasted growth rates.
Russell 2500
TM
Index is market capitalization weighted
and measures the performance of the approximately
2,500 smallest companies in the Russell 3000
®
Index that
represent a modest amount of the Russell 3000
®
Index’s
total market capitalization.
Russell 3000
®
Index is market capitalization weighted
and measures the performance of the largest 3,000 U.S.
companies representing the majority of the U.S. market’s
total capitalization.
Russell Midcap
®
Growth Index is market capitalization
weighted and measures the performance of those Russell
Midcap
®
Index companies with relatively higher price-to-book
ratios and higher forecasted growth rates.
Russell Midcap
®
Index is market capitalization weighted
and measures the performance of the approximately
800 smallest companies in the Russell 1000
®
Index that
represent a modest amount of the Russell 1000
®
Index’s
total market capitalization.
Standard & Poor’s
®
500 Index (S&P 500
®
) is a market
capitalization-weighted index of 500 stocks designed to
measure total U.S. equity market performance.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information

Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
Franklin Allocation VIP Fund
Franklin DynaTech VIP Fund
Franklin Global Real Estate VIP Fund
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Mutual Global Discovery VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Franklin Strategic Income VIP Fund
Franklin U.S. Government Securities VIP Fund
Franklin VolSmart Allocation VIP Fund
Templeton Developing Markets VIP Fund
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
(each a Fund)
At an in-person meeting held on April 12, 2022 (Meeting),
the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of
the trustees who are not “interested persons” as defined
in the Investment Company Act of 1940 (Independent
Trustees), reviewed and approved the continuance of the
(i) investment management agreement between Franklin
Advisers, Inc. (FAV) and the Trust, on behalf of each of
Franklin Allocation VIP Fund, Franklin DynaTech Growth
VIP Fund, Franklin Growth and Income VIP Fund, Franklin
Income VIP Fund, Franklin Large Cap Growth VIP Fund,
Franklin Rising Dividends VIP Fund, Franklin Small-Mid
Cap Growth VIP Fund, Franklin Strategic Income VIP Fund,
Franklin U.S. Government Securities VIP Fund, Franklin
VolSmart Allocation VIP Fund, and Templeton Global Bond
VIP Fund; (ii) the investment sub-advisory agreement
between FAV and Franklin Templeton Institutional, LLC
(FTIL), an affiliate of FAV, on behalf of Franklin Allocation VIP
Fund; (iii) the investment sub-advisory agreement between
FAV and Templeton Global Advisors Limited (TGAL), an
affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iv)
the investment sub-advisory agreement between FAV and
Brandywine Global Investment Management, LLC (BGIM),
an affiliate of FAV, on behalf of Franklin Allocation VIP Fund;
(v) the investment sub-advisory agreement between FAV
and ClearBridge Investments, LLC (CIL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (vi) the investment sub-advisory agreement between FAV and Western Asset
Management Company, LLC (WAMC), an affiliate of FAV, on
behalf of Franklin Allocation VIP Fund; (vii) the investment sub-advisory agreement between FAV and Western Asset
Management Company Limited (WAMCL), an affiliate of
FAV, on behalf of Franklin Allocation VIP Fund; (viii) the
investment management agreement between FTIL and the
Trust, on behalf of Franklin Global Real Estate VIP Fund; (ix)
the investment management agreement between Franklin
Mutual Advisers, LLC (FMA) and the Trust, on behalf of
each of Franklin Mutual Global Discovery VIP Fund, Franklin
Mutual Shares VIP Fund and Franklin Small Cap Value VIP
Fund; (x) the investment management agreement between
Templeton Asset Management Ltd. (TAML) and the Trust,
on behalf of Templeton Developing Markets VIP Fund; (xi)
the investment sub-advisory agreement between TAML
and Franklin Templeton Investment Management Ltd.
(FTIML), on behalf of Templeton Developing Markets VIP
Fund; (xii) the investment management agreement between
Templeton Investment Counsel, LLC (TICL) and the Trust,
on behalf of Templeton Foreign VIP Fund; and (xiii) the
investment management agreement between TGAL and
the Trust, on behalf of Templeton Growth VIP Fund (each a
Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of each Management
Agreement. Although the Management Agreements for the
Funds were considered at the same Board meeting, the
Board considered the information provided to it about the
Funds together and with respect to each Fund separately
as the Board deemed appropriate. BGIM, CIL, FAV, FTIL,
FTIML, FMA, TAML, TICL, TGAL, WAMC and WAMCL are
each referred to herein as a Manager.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by each Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to each Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met

Franklin Templeton Variable Insurance Products Trust
Shareholder Information

Semiannual Report
with management to request additional information that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided
by each Manager; (ii) the investment performance of
each Fund; (iii) the costs of the services provided and
profits realized by each Manager and its affiliates from
the relationship with each Fund; (iv) the extent to which
economies of scale are realized as each Fund grows; and (v)
whether fee levels reflect these economies of scale for the
benefit of Fund investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of each
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by each Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of each Manager; as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by each Manager and its affiliates; and management fees
charged by each Manager and its affiliates to US funds
and other accounts, including management’s explanation
of differences among accounts where relevant. The Board
also reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Funds. The Board acknowledged the ongoing integration of the Legg Mason
family of funds into the FT family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Managers’ parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended January 31,
2022. The Board considered the performance returns for
each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Allocation VIP Fund - The Performance Universe
for the Fund included the Fund and all mixed-asset target
allocation growth funds underlying variable insurance
products (VIPs). The Board noted that the Fund’s annualized
income return for the one-, three-, five- and 10-year periods was above the median of its Performance Universe. The
Board also noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the
median of its Performance Universe. The Board discussed
the Fund’s performance with management and management
explained that the Fund maintains a strategic equity asset
allocation that is on the lower end of its peers that comprise the Performance Universe, which has negatively impacted
the Fund’s relative returns in a risk-on market environment
in recent years. Management reminded the Board that,
effective May 1, 2019, the Fund was repositioned to a direct investment fund with an actively managed allocation strategy which is not reflected in the Fund’s longer-term performance.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information

Semiannual Report
Management then discussed with the Board the actions that
are being taken in an effort to address the sources of the
Fund’s underperformance, including enhancements made to
the Fund’s investment strategies. The Board concluded that
the Fund’s Management Agreement should be continued
for an additional one-year period, and management’s efforts
should continue to be closely monitored.
Franklin Income VIP Fund - The Performance Universe for
the Fund included the Fund and all flexible portfolio funds
underlying VIPs. The Board noted that the Fund’s annualized
income return for the one-, three-, five- and 10-year periods was above the median of its Performance Universe. The
Board also noted that the Fund’s annualized total return
for the one- and 10-year periods was above the median of
its Performance Universe, but for the three- and five-year
periods was below the median of its Performance Universe.
The Board considered the income-related attributes of
the Fund (such as a fund’s investment objective and/or
investment strategy) and that the evaluation of the Fund’s
performance relative to its peers on an income return basis
was appropriate given the Fund’s income-related attributes
and investor expectations. The Board concluded that the
Fund’s performance was satisfactory.
Franklin Strategic Income VIP Fund and Franklin U.S.
Government Securities VIP Fund - The Performance
Universe for the Franklin Strategic Income VIP Fund
included the Fund and all multi-sector income funds
underlying VIPs. The Performance Universe for the Franklin
U.S. Government Securities VIP Fund included the Fund
and all intermediate US government funds underlying VIPs.
The Board noted that each Fund’s annualized income return
for the one-, three-, five- and 10-year periods was above the median of its respective Performance Universe. The Board
also noted that each Fund’s annualized total return for the
three-, five- and 10-year periods was below the median of
its respective Performance Universe, but for the one-year
period was above the median of the Fund’s respective
Performance Universe. The Board further noted the Franklin
U.S. Government Securities VIP Fund’s conservative
policy of investing substantially all of its assets in Ginnie
Mae obligations. The Board considered the income-related
attributes of each Fund (such as a fund’s investment
objective and/or investment strategy) and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given the Fund’s income-
related attributes and investor expectations. The Board
concluded that each Fund’s performance was satisfactory.
Templeton Global Bond VIP Fund - The Performance
Universe for the Fund included the Fund and all global
income funds underlying VIPs. The Board noted that the
Fund’s annualized income return for the three-, five- and
10-year periods was above the median of its Performance
Universe, but for the one-year period was below the median
of its Performance Universe. The Board also noted that
the Fund’s annualized total return for the three-, five-, and
10-year periods was below the median of its Performance
Universe, but for the one-year period was equal to the
median of its Performance Universe. The Board discussed
this performance with management and management
explained that the Fund’s relative underperformance in
comparison to its Performance Universe over the three- and
five-year reporting periods was largely due to the Fund’s
performance in 2019 and 2020. Management further
explained that the underperformance was driven by the
Fund’s defensive positioning amid the pandemic, which
restrained the Fund’s participation in the risk asset rallies in the second half of 2020. Management also explained that
the Fund’s long exposure to emerging market local currency
assets and short exposure to US Treasury duration during
the three- and five-year reporting periods detracted from
the Fund’s relative performance versus the Performance
Universe. Management further explained that after vaccines
were approved toward the end of 2020 management
significantly repositioned the Fund’s strategies back towards risk allocations and expanded on that risk positioning
throughout 2021, emphasizing specific currencies against
the US dollar and the euro, as well as local currency bonds
in a select set of emerging markets. Management further
explained the steps the portfolio management team is taking
in an effort to improve the Fund’s peer rankings across
all reporting periods and reduce the impact of the Fund’s
relative underperformance in 2019 and 2020. The Board
noted management’s continued confidence in the Fund’s
portfolio management team, commitment to an enhanced
investment process for the benefit of Fund shareholders
and commitment to have ongoing conversations with the
Board regarding management’s strategies for addressing
the performance of the global macro funds as a whole.
Based on the foregoing, the Board concluded that the
Fund’s Management Agreement should be continued for an
additional one-year period, and that management’s efforts
and the recent improved performance of the Fund should
continue to be closely monitored.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information

Semiannual Report
Franklin Growth and Income VIP Fund - The Performance
Universe for the Fund included the Fund and all equity
income funds underlying VIPs. The Board noted that the
Fund’s annualized income return and annualized total return
for the one-, three-, five- and 10-year periods were above the medians of its Performance Universe. The Board concluded
that the Fund’s performance was satisfactory.
Franklin DynaTech VIP Fund, Franklin Mutual Shares VIP
Fund, Templeton Foreign VIP Fund and Templeton Growth
VIP Fund - The Performance Universe for the Franklin
DynaTech VIP Fund included the Fund and all large-cap
growth funds underlying VIPs. The Performance Universe for
the Franklin Mutual Shares VIP Fund included the Fund and
all multi-cap value funds underlying VIPs. The Performance
Universe for the Templeton Foreign VIP Fund included the
Fund and all international multi-cap value funds underlying
VIPs. The Performance Universe for the Templeton Growth
VIP Fund included the Fund and all global multi-cap value
funds underlying VIPs. The Board noted that each Fund’s
annualized total return for the one-, three-, five and 10-year periods was below the median of its respective Performance
Universe. The Board further noted that, effective May 1,
2021, the Franklin DynaTech VIP Fund changed its name,
investment strategy, and primary benchmark to align with
the Franklin DynaTech Fund and that it would need more
time to assess the implication of these changes on Fund
performance.
The Board also noted management’s explanation that the
Franklin Mutual Shares VIP Fund’s underperformance in
2017 was material and continues to adversely impact the
Fund’s ranking over longer-term periods. Management
reminded the Board of the primary factors that impacted the
2017 performance, including, among factors, exposure to
non-US equities and stock selection. Management explained
that the Fund has a more value oriented tilt and underweight position in US securities as compared to its Performance
Universe, both of which detracted from the Fund’s relative
performance during a period of historic and sustained
outperformance of growth over value. Management further
explained that key detractors from the Fund’s three-year
performance included the Fund’s stock selection in the
financials and industrials sectors and the Fund’s underweight position in the industrials sector. Management reviewed with the Board ongoing enhancements to the Fund’s investment
team and processes in an effort to improve performance.
The Board discussed Templeton Foreign VIP Fund’s
performance with management and management explained
the Fund’s relative performance over the reporting periods
was negatively impacted by the Fund’s overweight positions
in cash and the information technology and energy sectors,
and underweight positions in the financials, consumer
staples and communication services sectors as compared
to the Performance Universe. Management then noted that
the Fund outperformed its benchmark, the MSCI All Country
World ex-US Index-NR, for the one-year period, more than
doubling the gains of the index. Management discussed
with the Board the actions that are being taken in an effort to improve the performance of the Fund and the global equity
funds as a whole. Management specifically highlighted the
strategic initiatives being undertaken in the Templeton Global
Equity Group, including enhancements to the leadership
of the group and the commitment of additional resources
important to delivering sustainable returns.
The Board discussed Templeton Growth VIP Fund’s
performance with management and management explained
that the Fund’s relative performance over the reporting
periods was negatively impacted by the Fund’s overweight
positions in cash and the consumer discretionary sector and
underweight position in the financials sector as compared to the Performance Universe. Management also explained that
the Fund’s one-year relative underperformance was primarily
attributable to stock-specific weakness and underweight
allocations in the US market and the information technology
sector. Management then discussed with the Board the
actions that are being taken in an effort to improve the
performance of the Fund and the global equity funds as a
whole. Management specifically highlighted the strategic
initiatives being undertaken in the Templeton Global Equity
Group, including enhancements to the leadership of the
group and the commitment of additional resources important
to delivering sustainable returns.
The Board concluded that the Funds’ Management
Agreements should be continued for an additional one-year
period, and management’s efforts should continue to be
closely monitored.
Franklin Global Real Estate VIP Fund - The Performance
Universe for the Fund included the Fund and all global
real estate funds underlying VIPs. The Board noted that
the Fund’s annualized total return for the one- and 10-
year periods was above the median of its Performance
Universe, but for the three- and five-year periods was
below the median of its Performance Universe. The Board
further noted that, while below the median, the Fund’s
three- and five-year annualized total returns were 7.98% and
7.55%, respectively. The Board concluded that the Fund’s
performance was satisfactory.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information

Semiannual Report
Franklin Large Cap Growth VIP Fund - The Performance
Universe for the Franklin Large Cap Growth VIP Fund
included the Fund and all multi-cap growth funds underlying
VIPs. The Board noted that the Fund’s annualized total
return for the one-, three- and five-year periods was above
the median of its Performance Universe, but for the 10-year
period was below the median of its Performance Universe.
The Board concluded that the Fund’s performance was
satisfactory.
Templeton Developing Markets VIP Fund and Franklin
Small Cap Value VIP Fund - The Performance Universe
for the Templeton Developing Markets VIP Fund included
the Fund and all emerging markets funds underlying VIPs.
The Performance Universe for the Franklin Small Cap
Value VIP Fund included the Fund and all small-cap value
funds underlying VIPs. The Board noted that each Fund’s
annualized total return for the three-, five and 10-year
periods was above the median of its respective Performance
Universe, but for the one-year period was below the median
of its respective Performance Universe (noting the one-year
annualized total return for the Franklin Small Cap Value
VIP Fund exceeded 20%). The Board concluded that each
Fund’s performance was satisfactory.
Franklin Mutual Global Discovery VIP Fund - The
Performance Universe for the Fund included the Fund
and all global multi-cap value funds underlying VIPs. The
Board noted that the Fund’s annualized total return for the
one-, three- and 10-year periods was above the median of
its Performance Universe, but for the five-year period was
below the median of its Performance Universe. The Board
concluded that the Fund’s performance was satisfactory.
Franklin Rising Dividends VIP Fund - The Performance
Universe for the Fund included the Fund and all large-cap
core funds underlying VIPs. The Board noted that the Fund’s
annualized total return for the one- and three-year periods
was above the median of its Performance Universe, but for
the five- and 10-year periods was below the median of its
Performance Universe. The Board further noted that, while
below the median, the Fund’s five- and 10-year annualized
total returns were 15.42% and 13.68%, respectively.
The Board concluded that the Fund’s performance was
satisfactory.
Franklin VolSmart Allocation VIP Fund - The Performance
Universe for the Fund included the Fund and all flexible
portfolio funds underlying VIPs. The Board noted that the
Fund incepted on April 1, 2013 and has been in operation
for less than 10 years. The Board further noted that its
annualized total return for the one-, three- and five-year
periods was above the median and in the first quintile (best)
of its Performance Universe. The Board also noted that
its annualized income return for the one- and three-year
periods was above the median of its Performance Universe,
but for the five-year period was below the median of its
Performance Universe. The Board concluded that the Fund’s
performance was satisfactory.
Franklin Small-Mid Cap Growth VIP Fund – The
Performance Universe for the Fund included the Fund and
all mid-cap growth funds underlying VIPs. The Board noted
that the Fund’s annualized total return for the one- and
10-year periods was below the median of its Performance
Universe, but for the three- and five-year periods was above the median of its Performance Universe and exceeded
16.35%. The Board concluded that the Fund’s performance
was acceptable.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges. The
Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
Franklin Allocation VIP Fund, Franklin Growth and Income
VIP Fund, Franklin Income VIP Fund, Franklin Small Cap
Value VIP Fund, Templeton Global Bond VIP Fund, Franklin
DynaTech VIP Fund, Franklin Rising Dividends VIP Fund
and Franklin Small-Mid Cap Growth VIP Fund – The

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Shareholder Information

Semiannual Report
Expense Group for the Franklin Allocation VIP Fund included
the Fund and 10 other mixed-asset target allocation growth
funds underlying VIPs. The Expense Group for the Franklin
Growth and Income VIP Fund included the Fund and 11
other equity income funds underlying VIPs. The Expense
Group for the Franklin Income VIP Fund included the Fund
and 11 other flexible portfolio funds underlying VIPs. The
Expense Group for the Franklin Small Cap Value VIP Fund
included the Fund and eight other small-cap value funds
underlying VIPs. The Expense Group for the Templeton
Global Bond VIP Fund included the Fund and 10 other global
income funds underlying VIPs. The Expense Group for the
Franklin DynaTech VIP Fund included the Fund and 12
other large-cap growth funds underlying VIPs. The Expense
Group for the Franklin Rising Dividends VIP Fund included
the Fund and 11 other large-cap core funds underlying
VIPs. The Expense Group for the Franklin Small-Mid Cap
Growth VIP Fund included the Fund and 11 other mid-cap
growth funds underlying VIPs. The Board noted that the
Management Rate and actual total expense ratio for each
Fund were below the medians of its respective Expense
Group. The Board also noted that the Franklin Allocation
VIP Fund, Franklin DynaTech VIP Fund and Franklin Growth
and Income VIP Fund’s actual total expense ratio reflected a fee waiver from management. The Board further noted that
the Franklin Allocation VIP Fund’s sub-advisers are paid by
FAV out of the management fee FAV receives from the Fund
and that the allocation of the fee between FAV and each
sub-adviser reflected the services provided by each to the
Fund. After consideration of the above, the Board concluded
that the Management Rate charged to each Fund and the
sub-advisory fee paid to each sub-adviser of the Franklin
Allocation VIP Fund are reasonable.
Franklin U.S. Government Securities VIP Fund - The
Expense Group for the Fund included the Fund, three other
intermediate US government funds underlying VIPs and 11
inflation-protected bond funds underlying VIPs. The Board
noted that the Management Rate for the Fund was below the
median of its Expense Group, and the actual total expense
ratio for the Fund was slightly above the median of its
Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Franklin Global Real Estate VIP Fund, Franklin Mutual
Global Discovery VIP Fund, Franklin Mutual Shares VIP
Fund, Templeton Developing Markets VIP Fund, Templeton
Growth VIP Fund, Templeton Foreign VIP Fund, Franklin
Large Cap Growth VIP Fund, Franklin VolSmart Allocation
VIP Fund and Franklin Strategic Income VIP Fund – The
Expense Group for the Franklin Global Real Estate VIP
Fund included the Fund and seven other global real estate
funds underlying VIPs. The Expense Group for the Franklin
Mutual Global Discovery VIP Fund included the Fund, one
other global multi-cap value fund underlying VIPs, two
global multi-cap core funds underlying VIPs, and two global
multi-cap growth funds underlying VIPs. The Expense
Group for the Franklin Mutual Shares VIP Fund included
the Fund and 12 other multi-cap value funds underlying
VIPs. The Expense Group for the Templeton Developing
Markets VIP Fund included the Fund and 13 other emerging
markets funds underlying VIPs. The Expense Group for the
Templeton Growth VIP Fund included the Fund, one other
global multi-cap value fund underlying VIPs, two global multi-
cap core funds underlying VIPs, and two global multi-cap
growth funds underlying VIPs. The Expense Group for the
Templeton Foreign VIP Fund included the Fund, nine other
international multi-cap value funds underlying VIPs and
four international large-cap value funds underlying VIPs.
The Expense Group for the Franklin Large Cap Growth
VIP Fund included the Fund and 11 other multi-cap growth
funds underlying VIPs. The Expense Group for the Franklin
VolSmart Allocation VIP Fund included the Fund, three other
flexible portfolio funds underlying VIPs, and three mixed-
asset target allocation growth fund underlying VIPs. The
Expense Group for the Franklin Strategic Income VIP Fund
included the Fund and nine other multi-sector income funds
underlying VIPs. The Board noted that the Management
Rate and actual total expense ratio for each Fund were
above the median of its respective Expense Group.
With respect to the Franklin Mutual Global Discovery VIP
Fund, the Board noted management’s explanation that the
portfolio management team makes investments in the debt
and equity of distressed companies and merger arbitrage
securities that are specialized in nature and therefore require additional expertise and resources, whereas the Fund’s
Expense Group generally does not make such investments.
With respect to the Franklin Large Cap Growth VIP Fund,
Franklin Mutual Shares VIP Fund, Franklin Strategic Income
VIP Fund and Templeton Developing Markets VIP Fund,
the Board noted that each Fund’s Management Rate and
actual total expense ratio were less than 5 basis points
above the respective median of the Fund’s Expense Group.
With respect to each of the Templeton Foreign VIP Fund
and the Templeton Growth VIP Fund, the Board noted
management’s explanation that the Expense Group for
each Fund is not directly comparable to the Fund because
funds that comprise the Expense Group have a higher
allocation to domestic equity than the Fund. Management
further explained that when each Fund is compared to a
subset of its Expense Group that has a smaller allocation
to domestic equity similar to the Fund, the Fund’s actual
total expense ratio is more aligned with peers. The Board

Franklin Templeton Variable Insurance Products Trust
Shareholder Information

Semiannual Report
discussed with management the expenses of both of these
Funds and management agreed to implement a reduction in
the Management Rate for the Templeton Foreign VIP Fund
and implement an expense cap on the Templeton Growth
VIP Fund’s actual total expense ratio of 0.87%, effective May
1, 2022. The Board also noted that the Franklin VolSmart
Allocation VIP Fund’s actual total expense ratio reflected a fee waiver from management. The Board further noted that
the Templeton Developing Markets VIP Fund’s sub-adviser
is paid by TAML out of the management fee TAML receives
from the Fund and that the allocation of the fee between
TAML and the sub-adviser reflected the services provided by
each to the Fund. After consideration of the above, the Board concluded that the Management Rate charged to each Fund
and the sub-advisory fee paid to the Templeton Developing
Markets VIP Fund’s sub-adviser are reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by each Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that
addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management
and other services to each of the individual funds during
the 12-month period ended September 30, 2021, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Funds’ profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged to
periodically review and assess the allocation methodologies
to be used solely by the Funds’ Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type
of mutual fund operations conducted by each Manager
and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Managers but, over the long run is expected to result in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which each
Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which
each Manager may realize economies of scale, if any,
as each Fund grows larger and whether each Fund’s
management fee structure reflects any economies of scale
for the benefit of shareholders. With respect to possible
economies of scale, the Board noted the existence of
management fee breakpoints for each Fund (except for
the Franklin Allocation VIP Fund and the Franklin VolSmart
Allocation VIP Fund), which operate generally to share any
economies of scale with a Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered management’s view that any
analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across
the FT family of funds as a whole. The Board concluded that
to the extent economies of scale may be realized by each
Manager and its affiliates, each Fund’s management fee
structure (except for the Franklin Allocation VIP Fund and the
Franklin VolSmart Allocation VIP Fund) provided a sharing
of benefits with the Fund and its shareholders as the Fund
grows. The Board recognized that there would not likely be
any economies of scale for the Franklin DynaTech VIP Fund,
Franklin Global Real Estate VIP Fund, Franklin Growth and
Income VIP Fund, Franklin Large Cap Growth VIP Fund and
Franklin VolSmart Allocation VIP Fund until each Fund’s
assets grow. The Board also recognized that given the
decline in assets over the past three calendar years for each of the Franklin Income VIP Fund, Franklin Mutual Shares
VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S.
Government Securities VIP Fund, Templeton Global Bond
VIP Fund and Templeton Growth VIP Fund, these Funds
are not expected to experience additional economies of
scale in the foreseeable future. The Board concluded that

Franklin Templeton Variable Insurance Products Trust
Shareholder Information

Semiannual Report
to the extent economies of scale may be realized by each
Manager and its affiliates, each Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s

Franklin Templeton Variable Insurance Products Trust
Shareholder Information

Semiannual Report
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

VIP5 S 08/22
© 2022 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Templeton Variable Insurance Products Trust
Investment Manager Fund Administrator Distributor
Franklin Advisers, Inc. Franklin Templeton Services, LLC Franklin
Distributors, LLC

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.             N/A

Item 5. Audit Committee
of Listed Registrants.
N/A

Item 6. Schedule of Investments.
N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.              N/A

Item 8
. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9
. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.       N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation
of Disclosure Controls and Procedures
.

The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b) Changes in Internal Controls.
  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12
. Disclosure of Securities Lending Activities for Closed-End    Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer
section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 26, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  August 26, 2022